Exhibit 99.9

Exception Grades

Run Date - 2/26/2025 2:31:55 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
222802039		3158545047		32790703			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2025-02-06): PDI with inspection date of [Redacted] has been received showing no damage to the subject property. Disaster declaration does not currently have an end date. Buyer Comment (2025-02-06): Please review PDI	02/06/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802039		3158545047		32790710			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2025-02-06): appraisal receipt received Buyer Comment (2025-02-06): POR was in file - Please see attachment	02/06/2025			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802074		3158545107		32790792			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-02-06): proof of appraisal delivery received Buyer Comment (2025-02-06): Do not concur - POR was in file - Please see attached	02/06/2025			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802074		3158545107		32790809			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Neither of the escrow waiver reason checkboxes are marked on the consumer's final Closing Disclosure.				Reviewer Comment (2025-02-14): [Redacted] Received Corrected PCCD and LOE. Buyer Comment (2025-02-13): Please review PC CD uploaded		02/14/2025		2	C	B	C	B	C	B	C	B	C	B		MA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802074		3158545107		32790811			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2025-02-14): [Redacted] Received Valid COC along with CD. Buyer Comment (2025-02-13): Please review CIC and CD uploaded Buyer Comment (2025-02-13): Please review PC CD Buyer Comment (2025-02-13): Please CIC and CD	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802074		3158545107		32790812			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee. The cure provided at closing ($[Redacted]) is sufficient to address the violation but is insufficient to address all tolerance violations.				Reviewer Comment (2025-02-07): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-02-06): Do not concur - the $[Redacted] cure was to be applied to the MERS fee violation. the other violation does not have to be address for the cure to be applied	02/07/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802074		3158545107		32792353			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing VVOE for borrower. The Work Number verification provided was obtained on [Redacted], however, the 'Current As Of' date is [Redacted]. Additionally, the most recent paystub provided is for the pay period ending [Redacted].				Reviewer Comment (2025-02-06): TW# in file meets guideline requirements Buyer Comment (2025-02-06): Do not concur - The Work Number verified employment status as active on [Redacted].	02/06/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802074		3158545107		32792354			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	-	Missing VVOE for borrower. The Work Number verification provided was obtained on [Redacted], however, the 'Current As Of' date is [Redacted]. Additionally, the most recent paystub provided is for the pay period ending [Redacted].				Reviewer Comment (2025-02-06): TW# in file meets guideline requirements Buyer Comment (2025-02-06): Do not concur - The Work Number verified employment status as active on [Redacted].	02/06/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802074		3158545107		32792370			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing VVOE for borrower. The Work Number verification provided was obtained on [Redacted], however, the 'Current As Of' date is [Redacted]. Additionally, the most recent paystub provided is for the pay period ending [Redacted].				Reviewer Comment (2025-02-06): TW# in file meets guideline requirements Buyer Comment (2025-02-06): Do not concur - The Work Number verified employment status as active on [Redacted].	02/06/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802074		3158545107		32792403			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing VVOE for borrower, resulting in a loan designation discrepancy.				Reviewer Comment (2025-02-06): TW# in file meets guideline requirements Buyer Comment (2025-02-06): Do not concur - The Work Number verified employment status as active on [Redacted].	02/06/2025			1	B	A	C	A	B	A	C	A	B	A		MA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802074		3158545107		32792404			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing VVOE for borrower.				Reviewer Comment (2025-02-06): TW# in file meets guideline requirements Buyer Comment (2025-02-06): Do not concur - The Work Number verified employment status as active on [Redacted].	02/06/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802074		3158545107		32792405			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing VVOE for borrower.				Reviewer Comment (2025-02-06): TW# in file meets guideline requirements Buyer Comment (2025-02-06): Do not concur - The Work Number verified employment status as active on [Redacted].	02/06/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802074		3158545107		32846531			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-14): Sufficient Cure Provided At Closing		02/14/2025		1		A		A		A		A		A		MA	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802082		3158545118		32786591			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2025-02-06): appraisal receipt received Buyer Comment (2025-02-06): Do not concur - POR in file	02/06/2025			1	B	A	B	A	B	A	B	A	B	A		SC	Second Home	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802082		3158545118		32796840			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall condition for the loan file is missing the undiscounted rate and undiscounted rate price (in points) to further test the loan for bona fide points and fees.				Reviewer Comment (2025-02-06): evidence of undiscounted rate and rate price received Buyer Comment (2025-02-06): Please see lender test uploaded	02/06/2025			1	B	A	C	A	B	A	C	A	B	A		SC	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802082		3158545118		32796841			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or [Redacted]%).	The loan file is missing the undiscounted rate and undiscounted rate price (in points) to further test the loan for bona fide points and fees.				Reviewer Comment (2025-02-06): evidence of undiscounted rate and rate price received Buyer Comment (2025-02-06): please see page 2 on terms section for prediscounted rate of [Redacted]% on lender test	02/06/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802116		3158545179		32790665			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing VVOE, resulting in a loan designation discrepancy.				Reviewer Comment (2025-02-07): VVOE received and acceptable Buyer Comment (2025-02-07): Do not concur - Please review VOE uploaded	02/07/2025			1	B	A	C	A	B	A	C	A	B	A		NV	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802116		3158545179		32790668			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the Loan Estimate dated [Redacted] but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for this fee change and no evidence of tolerance cure provided.				Reviewer Comment (2025-02-14): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-02-13): Please review CIC for increase in points from [Redacted] to FCD [Redacted] Reviewer Comment (2025-02-13): [Redacted] received valid rebuttal comment. However, there seems to be no valid COC in the loan file for the same to re-baseline this exception. Provide valid COC on Final CD dated [Redacted] to clear this exception. Buyer Comment (2025-02-12): The borrower increased loan amount from $[Redacted] to $[Redacted] which resulted in the change in discount points.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802116		3158545179		32790719			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2025-02-11): CDA received Buyer Comment (2025-02-11): Please review CDA	02/11/2025			1	D	A	D	A	D	A	D	A	D	A		NV	Second Home	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802116		3158545179		32790757			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	-	Missing verification of employment obtained within 10 business days of Note date.				Reviewer Comment (2025-02-07): VVOE received and acceptable Buyer Comment (2025-02-07): Do not concur - Please review VOE that was in file	02/07/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802116		3158545179		32810879			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing VVOE.				Reviewer Comment (2025-02-07): VVOE received and acceptable Buyer Comment (2025-02-07): Do not concur - Please review VOE uploaded	02/07/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802116		3158545179		32811170			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing VVOE.				Reviewer Comment (2025-02-07): VVOE received and acceptable Buyer Comment (2025-02-07): Do not concur - Please review VOE uploaded	02/07/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802116		3158545179		32811176			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification of employment obtained within [Redacted] business days of Note date.				Reviewer Comment (2025-02-07): VVOE received and acceptable Buyer Comment (2025-02-07): Do not concur - Please review VOE uploaded	02/07/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802140		3158545215		32787645			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-02-06): proof of appraisal delivery received Buyer Comment (2025-02-06): Do not concur - Please review POR that was in file at time of review	02/06/2025			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802145		3158545220		32787704			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2025-02-10): CDA received Buyer Comment (2025-02-10): Please see attached CDA.	02/10/2025			1	D	A	D	A	D	A	D	A	D	A		MA	Primary	Refinance - Rate/Term		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802150		3158545227		32811100			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No proof in file that the appraisal was provided to the borrower.				Reviewer Comment (2025-02-07): proof of appraisal receipt received Buyer Comment (2025-02-07): Do not concur - POR in file	02/07/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802151		3158545228		32790050			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The commitment title report in file disclosed $[Redacted] of title insurance Coverage; however, this is less than the loan amount of [Redacted]				Reviewer Comment (2025-02-12): updated title commitment received Buyer Comment (2025-02-12): Please review Updated title	02/12/2025			1	B	A	B	A	B	A	B	A	B	A		NJ	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802212		3158545322		32792082			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The file was missing coy of 1003 - Initial Lender document.				Reviewer Comment (2025-02-10): 1003 received Buyer Comment (2025-02-10): Do not concur - Please see Initial 1003 that was in file generated date at bottom of page [Redacted]	02/10/2025			1	B	A	B	A	B	A	B	A	B	A		CT	Primary	Purchase		D	A	A	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802212		3158545322		32792103			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2025-02-12): CDA received Buyer Comment (2025-02-12): Please review CDA	02/12/2025			1	D	A	D	A	D	A	D	A	D	A		CT	Primary	Purchase		D	A	A	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802214		3158545324		32789546			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	-	Missing verification of employment within ten (10) business days of the Note for borrower 1.				Reviewer Comment (2025-02-10): recent paystub is acceptable for VVOE	02/10/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802214		3158545324		32789547			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Waterfall finding due to missing verification of employment within ten (10) business days of the Note for borrower1.				Reviewer Comment (2025-02-10): recent paystub is acceptable for VVOE Buyer Comment (2025-02-10): SEE DOC ID [redacted] - PAYSTUB FOR BORROWER 1 -- DATED WITHIN 10 BIZ DAYS OF NOTE. PAYSTUB DATE IS WITHIN 6 DAYS OF NOTE.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802214		3158545324		32789685			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2025-02-10): proof of appraisal receipt received Buyer Comment (2025-02-10): D not concur - POR in file - please review	02/10/2025			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802214		3158545324		32789686			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to Waterfall finding due to missing verification of employment within ten (10) business days of the Note for borrower1, resulting in a loan designation discrepancy.				Reviewer Comment (2025-02-10): recent paystub is acceptable for VVOE	02/10/2025			1	B	A	C	A	B	A	C	A	B	A		MA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802214		3158545324		32789687			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing verification of employment within ten (10) business days of the Note for borrower1.				Reviewer Comment (2025-02-10): recent paystub is acceptable for VVOE	02/10/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802214		3158545324		32813942			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification of employment within ten (10) business days of the Note for borrower 1.				Reviewer Comment (2025-02-10): recent paystub is acceptable for VVOE	02/10/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802214		3158545324		32813944			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to mssing verification of employment within ten (10) business days of the Note for borrower 1.				Reviewer Comment (2025-02-10): recent paystub is acceptable for VVOE	02/10/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802215		3158545325		32791156			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of 3.7, which does not meet securitization requirements.				Reviewer Comment (2025-02-12): CDA received Buyer Comment (2025-02-12): Please review CDA	02/12/2025			1	D	A	D	A	D	A	D	A	D	A		MO	Primary	Purchase		D	C	A	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802215		3158545325		32791535			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of -$[redacted]. An itemization of amount financed is not provided to determine source of discrepancy.								3	C	C	C	C	C	C	C	C	C	C		MO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	C	A	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802215		3158545325		32791536			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of -$[redacted]. An itemization of amount financed is not provided to determine source of discrepancy.								3	C	C	C	C	C	C	C	C	C	C		MO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	C	A	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802216		3158545326		32794860			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the estimated cost new is not disclosed on the appraisal. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-02-24): HOI coverage is sufficient with the RCE that was received Buyer Comment (2025-02-24): Please review RCE	02/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802219	3158545329	32845816	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845817	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [redacted] are underdisclosed.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that CD Doc ID [redacted] & Doc id [redacted] was never issued to borrower. However, this CD was signed by borrower on [redacted]. Lender to attest that: Title / settlement agent inadvertently included an incomplete CD in file (blank loan calculations table) with a blank issue date signed by the borrower that was not the final CD at closing. Printing error is unintentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid any such error.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845822	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on [redacted] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID[redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	Good Faith Redisclosure	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845823	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] did not disclose the Amount Financed.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845824	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] did not disclose the APR.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845825	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [redacted] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845826	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that CD Doc ID [redacted] & Doc id [redacted] was never issued to borrower. However, this CD was signed by borrower on [redacted]. Lender to attest that: Title / settlement agent inadvertently included an incomplete CD in file (blank loan calculations table) with a blank issue date signed by the borrower that was not the final CD at closing. Printing error is unintentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid any such error.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845827	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] did not disclose the Finance Charge.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845828	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Incomplete	TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).	Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Corrected CD, and Proof of Delivery (Proof of receipt and reopened rescission also required if transaction is rescindable and material disclosures are inaccurate)	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845829	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Loan Term	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [redacted] did not disclose the Loan Term.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845830	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] did not disclose the mortgage insurance payment for payment stream 1.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845831	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Negative Amortization	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan contains Negative Amortization.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845832	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan allows for Partial Payments.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845833	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Frequency	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [redacted] did not disclose the payment frequency.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845834	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [redacted] did not disclose the Principal and Interest Payment.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845835	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] did not disclose the periodic principal and interest payment for payment stream 1.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted],[redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845836	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether property taxes are included in escrow.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID [redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219	3158545329	32845837	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] did not disclose the Total of Payments.	Final Closing Disclosure dated [redacted] is signed by the borrower(s) and is incomplete on pages 1, 4 and 5.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that the CD doc ID[redacted]  is not [redacted] prepared but settlement agent version.  However, The CD cannot be omitted from testing.  The CD, though incomplete, was provided to borrower as evidenced by the borrower's wet signatures dated [redacted].  As the CD is missing an issue date, it was tested with the signature date of [redacted] and thus tested as the final CD. Lender can provide a Lender Attestation that confirms the date it was actually issued, can then be updated and tested.  The prior issued CD, is the CD with issue date of [redacted] and reflects an electronic signature date of [redacted], FYI.

Buyer Comment (2025-02-18): Document ID [redacted] (as well as document IDs [redacted], [redacted], [redacted], [redacted], [redacted]) is not a [redacted] prepared document and is not an official Closing Disclosure. This document is the Settlement Agent's version of a Closing Disclosure, mirroring the Settlement Agent's Seller CD, and should not be used for calculations. Document ID [redacted] is the final Closing Disclosure, Version 3 that was provided to the borrowers in their e-sign package and signed at closing. This document ID [redacted] should be used for all calculations.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219		3158545329		32845838			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [redacted] , which was more than 3 business days after the application date of [redacted].				Reviewer Comment (2025-02-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-18): Do not concur. Loan was HBA "Credit Only" until Sales Contract received [redacted]. Loan flipped to Purchase with Property [redacted]. LE Required Date [redacted]. LE Issued [redacted]	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	No Defined Cure	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802219	3158545329	32863089	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Administration fee disclosed on Initial Loan Estimate dated [redacted] in the amount of $[redacted] but disclosed as $[redacted] on the final Closing Disclosure dated [redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Buyer Comment (2025-02-24): Concur with the finding. Per legal an attestation will not clear this exception. The CD that the title company provided effectively acts like a final or PCCD since it was provided and signed after the [redacted] CD. Note-The [redacted] Cd does have the correct title prefix.

Reviewer Comment (2025-02-21): SitusAMC received rebuttal that borrower can shop for the Administration fee. However, the fee was disclosed in section C without prefix "Title -" in its name. If the fee is paid to settlement company and borrower has shopped it should have been disclosed with Title prefix. A corrected PCCD with correct fee name along with the LOE is required.

Buyer Comment (2025-02-20): Do not concur. Loan is a Purchase transaction and borrower chose title /settlement company. The $[redacted] Administration Fee in question is a title fee which the borrower was able to shop for and should be considered in the unlimited tolerance category.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal that CD Doc ID [redacted] & Doc id [redacted] was never issued to borrower. However, this CD was signed by borrower on [redacted]. Lender to attest that: Title / settlement agent inadvertently included an incomplete CD in file (blank loan calculations table) with a blank issue date signed by the borrower that was not the final CD at closing. Printing error is unintentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid any such error.

Buyer Comment (2025-02-18): Do not concur. Interest rate was not locked until [redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Discount Points increase disclosed on LE V5 [redacted],with initial rate lock~.

Buyer Comment (2025-02-18): Do not concur. Loan is a Purchase transaction and borrower chose title /settlement company. The $[redacted] Administration Fee in question is a title fee which the borrower was able to shop for and should be considered in the unlimited tolerance category.
																				02/24/2025	3	C	C	C	C	C	C	C	C	C	C		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802219		3158545329		32863154			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points disclosed on Initial Loan Estimate dated [redacted] in the amount of $[redacted] but disclosed as $[redacted] on the final Closing Disclosure dated [redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-02-19): SitusAMC received valid COC document dated [redacted] Buyer Comment (2025-02-18): Do not concur. Interest rate was not locked until [redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Discount Points increase disclosed on LE V5 [redacted],with initial rate lock~.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802220		3158545330		32822260			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]..; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-02-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-12): Do not COncur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/12/2025			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802224		3158545334		32830876			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[Redacted] on the initial Loan Estimate but disclosed as -$[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for credit decrease and no evidence of tolerance cure provided.				Reviewer Comment (2025-02-14): [Redacted] received coc dated [Redacted] for rate lock. Buyer Comment (2025-02-13): Do not Concur. Loan locked on [Redacted]. Premium pricing can change. Valid CIC and CDv2 disclosed same day. Loan closed without Premium pricing. Also the $[Redacted] is a lender credit (corp relo) credit.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802224		3158545334		32830877			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-02-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/13/2025			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802225		3158545335		32834850			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-02-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-18): Do not concur. Loan was HBA "Credit Only" until Sales Contract received [Redacted]. Loan flipped to Purchase with Property [Redacted]. LE Required Date [Redacted]. LE Issued [Redacted]	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802225		3158545335		32834851			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee Total disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2025-02-19): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-02-18): Do not concur. Cure of $[Redacted] was provided for overage. [Redacted] established on LE was $[Redacted], [Redacted]% tolerance allows increase up to $[Redacted]. Total fees were $V, of which $[Redacted] was cured and not passed to the borrower.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802225		3158545335		32834852			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection fee disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2025-02-19): [Redacted] received COC dated [Redacted]. Service required due to subject to property. Buyer Comment (2025-02-18): Do not concur - Final Inspection CIC exists [Redacted] due to Appraisal received [Redacted] showing "subject to completion." Final Inspection fee added and disclosed on LE V3 [Redacted].	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802225		3158545335		32886165			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-19): Sufficient Cure Provided At Closing		02/19/2025		1		A		A		A		A		A		MA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802226		3158545337		32826985			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted] . The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-02-13): proof of disclosure received by borrower has been received Buyer Comment (2025-02-13): Do not Concur. Initial LE was sent via [Redacted] on [Redacted]	02/13/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802226		3158545337		32826993			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	No documentation in file to evidence receipt of the initial Closing Disclosure by the borrower and the presumed receipt date would not have been at least 3 business days prior closing.				Reviewer Comment (2025-02-13): proof of disclosure received by borrower has been received Buyer Comment (2025-02-13): Do not concur. Initial CD was sent via [Redacted] on [Redacted]	02/13/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802226		3158545337		32826994			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	No documentation in file to evidence receipt of the [Redacted] revised LE and the presumed receipt date would not have been at least 4 business days prior to closing.				Reviewer Comment (2025-02-13): proof of disclosure received by borrower has been received Buyer Comment (2025-02-13): Do not Concur. Revised LE sent via [Redacted] on [Redacted]	02/13/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802230	3158545343	32829434	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points fee disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Reviewer Comment (2025-02-20): [Redacted] received valid COC dated [Redacted]

Buyer Comment (2025-02-18): Do not Concur. Loan lock alone is a valid CIC for a change in loan discount points. But same day LnRate changed too

Reviewer Comment (2025-02-17): [Redacted] received COC dated [Redacted] however we would require additional information as to what caused the loan discount point to increase or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2025-02-13): Do not Concur. Loan Lock occurred on [Redacted]. LEv8 disclosed timely same day
																		02/20/2025			1	C	A	C	A	C	A	C	A	C	A		AR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802230	3158545343	32829435	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection fee disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Reviewer Comment (2025-02-20): [Redacted] received valid COC dated [Redacted]

Buyer Comment (2025-02-18): Do not Concur. The 1004 was originally statused "Pending Additional Documents" which would not precipitate a 1004D Final.
It was not until [Redacted], that Collateral was provided an updated sale contract with an updated / different address.  At this time Collateral updated the status of the original 1004 to "Approved with Conditions" which requires 1004D Final to clear.
As such, [Redacted] would be the first day anyone was aware of the CIC and the $[Redacted] cost was disclosed same day.

Reviewer Comment (2025-02-17): [Redacted] received COC. However, the Appraisal report is dated [Redacted] whereas the Appraisal re-inspection fee was added on LE dated [Redacted] which is not within three days of the Appraisal. The timing is from when the appraisal was received by the lender to when the new fee was disclosed to the borrower.  This timing should be three days or less. The snip provided in the file states "per realtor home will be available for final inspection from [Redacted] or later, therefore we would require additional information or supporting documents. Kindly provide supporting documents or provide cure. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2025-02-13): Do not Concur. Appraisal repairs were needed. Final inspection was required. Valid CIC on [Redacted] and LEv7 disclosed timely same day.
																		02/20/2025			1	C	A	C	A	C	A	C	A	C	A		AR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802231		3158545345		32823660			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2025-02-17): [Redacted] received valid COC dated [Redacted]. Buyer Comment (2025-02-13): Do not Concur. Per appraisal and loan being a new construction-the construction was not complete and Final inspection was required. Valid CIC on [Redacted] and LEv3 disclosed timely [Redacted]	02/17/2025			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802231		3158545345		32823661			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2025-02-17): [Redacted] received valid COC dated [Redacted]. Buyer Comment (2025-02-13): Do not Concur. Appraisal update was requierd once the house was complete. Valid CIC on [Redacted] and CDv3 disclosed timely same day	02/17/2025			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802231		3158545345		32835024			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-02-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/13/2025			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802233		3158545347		32836366			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]				Reviewer Comment (2025-02-14): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-14): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802239		3158545354		32835501			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-02-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-13): Do not concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/13/2025			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802239		3158545354		32835552			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Disclosed Amount Financed is $[Redacted]. Due Diligence Amount Financed is $[Redacted]. There is a variance of $[Redacted].				Reviewer Comment (2025-02-14): [Redacted] received statement of fee purpose. Buyer Comment (2025-02-13): Do not Concur. See LOX. Per title this fee is their title service fee and it is not a bundled fee. This fee should not be included as prepaid.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802239		3158545354		32835553			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Disclosed Finance Charge is $[Redacted]. Due Diligence Finance Charge is $[Redacted]. There is a variance of $[Redacted].				Reviewer Comment (2025-02-14): [Redacted] received statement of fee purpose. Buyer Comment (2025-02-13): Do not Concur. See LOX. Per title this fee is their title service fee and it is not a bundled fee. This fee should not be included as prepaid.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802241		3158545356		32837805			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-02-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802241		3158545356		32845642			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-13): Sufficient Cure Provided At Closing		02/13/2025		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802244		3158545359		32842301			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-02-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802246	3158545362	32826373	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of -$[Redacted] with no valid Change of Circumstances evident. No cure was provided to the Borrower.	Reviewer Comment (2025-02-23): [Redacted] received valid COC document.

Buyer Comment (2025-02-20): Do not Concur. Valid CICs for loan amount, Loan points, and expiration change occurred on [Redacted]. This allowed premium pricing to decrease to $[Redacted]. CDv4 disclosed timely same day.

Reviewer Comment (2025-02-19): [Redacted] received cure document for $[Redacted], however we still require additional cure of $[Redacted] as lender credit disclosed on initial is $[Redacted] and on final CD credit disclosed is $[Redacted] ($[Redacted]+$[Redacted]). Please provide additional cure of $[Redacted] with cure documents which consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-02-18): PCCD, LOX, and proof of shipping already imaged in EIV. Please see attached and Final fee sheet.

Reviewer Comment (2025-02-14): [Redacted] received rebuttal, however we require corrected PCCD showing principal reduction to borrower exceeds legal limit by along with LOE and payment history. Also, PCCD dated [Redacted] showing lender credit of $[Redacted]. Please provide true & certified copy of final settlement statement to verify the credit given at closing.

Buyer Comment (2025-02-13): Do not Concur. See attached allocation of fees for discount point credits. $[Redacted] allocated towards fees and $[Redacted] was allocated towards principle reduction. Customer received all credit at closing.
																		02/23/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802246		3158545362		32835955			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal did not indicate an estimated cost new amount. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted] the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-02-12): HOI coverage in file is sufficient Buyer Comment (2025-02-12): [Redacted] to [Redacted] Refi- Per procedures able to use MSP/MX screenshots	02/12/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802247		3158545363		32838164			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee increased on Revised CD issued [Redacted] with no valid Change of Circumstances evident. A cure of $[Redacted] was provided to the borrower on the final CD, however this cure is insufficient to cure all fee increases.				Reviewer Comment (2025-02-17): [Redacted] received a valid COC. Buyer Comment (2025-02-14): Do not Concur. Expiration change and valid CIC occurred on [Redacted] and CDv5 disclosed timely same day.	02/17/2025			1	C	A	C	A	C	A	C	A	C	A		ME	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802247		3158545363		32838191			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the Points/Fees failure, resulting in a loan designation discrepancy.				Reviewer Comment (2025-02-14): undiscounted rate and rate price received Buyer Comment (2025-02-14): Please see attached Reg Test and screen shot	02/14/2025			1	B	A	C	A	B	A	C	A	B	A		ME	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802247		3158545363		32838192			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or .[Redacted]%).	The loan file is missing the undiscounted rate and undiscounted rate price (in points) to further test the loan for bona fide points and fees.				Reviewer Comment (2025-02-14): undiscounted rate and rate price received Buyer Comment (2025-02-14): Please see attached Reg Test and screen shot Buyer Comment (2025-02-14): Please see attached undiscounted rate screen	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		ME	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802247		3158545363		32838193			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Title - Document Preparation Fee & Title - Payoff Statement Fee added on CD's issued [Redacted] and [Redacted], Recording Fee increased on CD issued [Redacted] with no valid Change of Circumstances evident. A cure of $[Redacted] was provided to the borrower on the final CD, however this cure is insufficient to cure all fee increases.				Reviewer Comment (2025-02-17): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-02-14): Do not Concur. Ten percent tolerance violation already cured at closing. Customer had no preference in attorney	02/17/2025			1	C	A	C	A	C	A	C	A	C	A		ME	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802247		3158545363		32858057			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-17): Sufficient Cure Provided At Closing		02/17/2025		1		A		A		A		A		A		ME	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802248		3158545364		32825666			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2025-02-17): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-02-14): Do not Concur. Valid CIC for POA added occurred on [Redacted]. LEv4 disclosed timely on [Redacted]	02/17/2025			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802248		3158545364		32825667			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2025-02-17): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-02-14): Do not Concur. Initial loan lock occurred on [Redacted] that increased points to $[Redacted]. Points decreased at closing	02/17/2025			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802249		3158545365		32824181			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-02-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/13/2025			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802249		3158545365		32824182			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2025-02-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/13/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802251	3158545368	32826308	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of $[redacted]. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: ID Verification Fee ($[redacted]); Subordination Agreement (Total Fee of $[redacted] is borrower-paid on final CD but High Cost Analysis reflects lender-paid portion of $[redacted]).	Reviewer Comment (2025-02-24): PCCD, LOX, refund check and proof of mailing received

Buyer Comment (2025-02-24): Please see attached PCCD, refund, and proof of shipping to AMC

Reviewer Comment (2025-02-19): The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.  To Clairy, the seller is referencing 1026.23(g) for Tolerances for Accuracy. If one looks at 1026.23(g)(1), it states, a one-half of 1 percent tolerance "Except as provided in paragraphs (g)(2) and (h)(2)": The reference above points to 1026.23(h)(2) that limits the tolerance to $[redacted] in the event the loan goes to foreclosure, if it is the consumer's principal dwelling: Understanding the lender did not originate a loan in foreclosure, the exception is cited because in the event the borrower does end up in foreclosure, they can rescind the loan based on the under-disclosure. In the event they do rescind, the assignee would be required to refund all the fees paid on the loan including interest collected. The rating agencies require an EV3-C level exception in the event the exception carries assignee liability, impairs the asset, or would be an impediment to foreclosure. They do not ignore the possibility that some loans go into foreclosure and therefore the thresholds for rescindable loans is $[redacted]. It is also worth noting that SitusAMC reviews loans in accordance with SFA TRID Grid 4.0,.The grid states the threshold is $[redacted] for rescindable transactions and $[redacted] for non-rescindable transactions.

Buyer Comment (2025-02-18): Do not Concur. There is a $[redacted] tolerance for a refinance loan for the Amount financed

Reviewer Comment (2025-02-18): SitusAMC received screenprints reflecting $[redacted] refund for subordination agreement fee tolerance violation.  However, the total underdisclosure was $[redacted] and would be short $[redacted] for finance charge underdisclosure.  Calculated finance charge $[redacted] but disclosed was $[redacted] and underdisclosed by the $[redacted]. To finalize cure provide a Corrected CD, LOE to borrower explaining violation and cure, copy of additional cure of $[redacted], proof of mailing and proof of reopening of rescission as this was a material disclosure violation on a rescindable transaction.

Buyer Comment (2025-02-14): Do not Concur. The subordination fee of $[redacted] was cured at closing. No cure due back. Please correct AMCs calculations with the correct amount of fee.
																			02/24/2025		2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802251	3158545368	32826309	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of -$[redacted]. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: ID Verification Fee ($[redacted]); Subordination Agreement (Total Fee of $[redacted] is borrower-paid on final CD but High Cost Analysis reflects lender-paid portion of $[redacted]).	Reviewer Comment (2025-02-24): PCCD, LOX, refund check and proof of mailing received

Buyer Comment (2025-02-24): Please see attached PCCD, refund, and proof of shipping to AMC

Reviewer Comment (2025-02-19): The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.  To Clairy, the seller is referencing 1026.23(g) for Tolerances for Accuracy. If one looks at 1026.23(g)(1), it states, a one-half of 1 percent tolerance "Except as provided in paragraphs (g)(2) and (h)(2)": The reference above points to 1026.23(h)(2) that limits the tolerance to $[redacted] in the event the loan goes to foreclosure, if it is the consumer's principal dwelling: Understanding the lender did not originate a loan in foreclosure, the exception is cited because in the event the borrower does end up in foreclosure, they can rescind the loan based on the under-disclosure. In the event they do rescind, the assignee would be required to refund all the fees paid on the loan including interest collected. The rating agencies require an EV3-C level exception in the event the exception carries assignee liability, impairs the asset, or would be an impediment to foreclosure. They do not ignore the possibility that some loans go into foreclosure and therefore the thresholds for rescindable loans is $[redacted]. It is also worth noting that SitusAMC reviews loans in accordance with SFA TRID Grid 4.0,.The grid states the threshold is $[redacted] for rescindable transactions and $[redacted] for non-rescindable transactions.

Buyer Comment (2025-02-18): Do not Concur. There is a $[redacted] tolerance for a refinance loan for the Amount financed

Reviewer Comment (2025-02-18): SitusAMC received screenprints reflecting $[redacted] refund for subordination agreement fee tolerance violation.  However, the total underdisclosure was $[redacted] and would be short $[redacted] for finance charge underdisclosure.  Calculated finance charge $[redacted] but disclosed was $[redacted] and underdisclosed by the $[redacted]. To finalize cure provide a Corrected CD, LOE to borrower explaining violation and cure, copy of additional cure of $[redacted], proof of mailing and proof of reopening of rescission as this was a material disclosure violation on a rescindable transaction.

Buyer Comment (2025-02-14): Do not Concur. The subordination fee of $[redacted]was cured at closing. No cure due back. Please correct AMCs calculations with the correct amount of fee.
																			02/24/2025		2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802251		3158545368		32826310			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-11): Sufficient Cure Provided At Closing		02/11/2025		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802251		3158545368		32826311			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-11): Sufficient Cure Provided At Closing		02/11/2025		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802254		3158545372		32833368			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding due to Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-02-20): Universal Product Exception Form in file, exception approved with comp factors. Buyer Comment (2025-02-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/20/2025			1	B	A	B	A	B	A	B	A	B	A		OH	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802254		3158545372		32833371			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-02-20): Universal Product Exception Form in file, exception approved with comp factors. Buyer Comment (2025-02-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802254		3158545372		32833373			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Sufficient cure was provided to the borrower at Closing.				Reviewer Comment (2025-02-12): Sufficient Cure Provided At Closing		02/12/2025		1	A	A	A	A	A	A	A	A	A	A		OH	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802256	3158545374	32841175	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed is $[redacted] Calculated finance charge is $[redacted] Variance of $[redacted]	Reviewer Comment (2025-02-26): PCCD, LOX, refund check and proof of mailing received

Buyer Comment (2025-02-26): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2025-02-21): SitusAMC received rebuttal and clarification on the Processing fee cure at closing for $[redacted].  However, the total underdisclosure of the finance charge at closing was $[redacted].  The full underdisclosure must be cured to borrower.  Unable to determine lender's finance charge calculation and fees included.  SitusAMC calculation included Flood life of loan $[redacted], Discount $[redacted], prepaid Int $[redacted], Processing fe $[redacted], Tax service $[redacted], Title-settlement closing $[redacted] and ID Verification fee $[redacted].  This totals $[redacted] in prepaid finance charges.  SitusAMC calculated finance charge $[redacted].  Final CD disclosed $[redacted] which was underdisclosed $[redacted].  Would need to provide additional cure refund for the shortage of underdisclosure of $[redacted], proof of mailing, Corrected CD, LOE to borrower explaining the violation and cure and proof of reopening of rescission to all consumers.

Buyer Comment (2025-02-20): Do not Concur. $[redacted] is already cured at closing for the processing fee. AMC is including the incorrect amount in the calculations. Please update this fee to $[redacted]. The loan is within tolerance.
																			02/26/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802256	3158545374	32841176	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed is $[redacted] Calculated finance charge is $[redacted] Variance of $[redacted]	Reviewer Comment (2025-02-26): PCCD, LOX, refund check and proof of mailing received

Buyer Comment (2025-02-26): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2025-02-21): SitusAMC received rebuttal and clarification on the Processing fee cure at closing for $[redacted].  However, the total underdisclosure of the finance charge at closing was $[redacted].  The full underdisclosure must be cured to borrower.  Unable to determine lender's finance charge calculation and fees included.  SitusAMC calculation included Flood life of loan $[redacted], Discount $[redacted], prepaid Int $[redacted], Processing fe $[redacted], Tax service $[redacted], Title-settlement closing $[redacted] and ID Verification fee $[redacted].  This totals $[redacted] in prepaid finance charges.  SitusAMC calculated finance charge $[redacted].  Final CD disclosed $[redacted] which was underdisclosed $[redacted].  Would need to provide additional cure refund for the shortage of underdisclosure of $[redacted], proof of mailing, Corrected CD, LOE to borrower explaining the violation and cure and proof of reopening of rescission to all consumers.

Buyer Comment (2025-02-20): Do not Concur. $[redacted] is already cured at closing for the processing fee. AMC is including the incorrect amount in the calculations. Please update this fee to $[redacted]. The loan is in tolerance.
																			02/26/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802256		3158545374		32841177			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Point fee changed to $[redacted] on the LE/CD dated [redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing $[redacted] is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-02-21): SitusAMC received a valid COC. Buyer Comment (2025-02-20): Do not concur. Expiration change and loan points CIC occurred on [redacted]. CDv4 disclosed timely [redacted]	02/21/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802256		3158545374		32841178			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Precessing fee changed to $[redacted] on the LE/CD dated [redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing $[redacted] is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-02-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-02-20): Do not Concur. Processing fee tolerance violation alreaady cured at closing.	02/21/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802256		3158545374		32907264			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-21): Sufficient Cure Provided At Closing		02/21/2025		1		A		A		A		A		A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802258		3158545378		32829051			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-11): Sufficient Cure Provided At Closing		02/11/2025		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802258		3158545378		32838380			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		$[Redacted] Earnest Money Deposit is not source verified. Proof of deposit and or receipt of $[Redacted] in net proceeds from [Redacted] sale of departure residence prior to [Redacted] application is not documented.				Reviewer Comment (2025-02-14): additional asset documentation received Buyer Comment (2025-02-14): Equity Statement Provided for Sales of Home EMD Source Provided- [Redacted] Account	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802258		3158545378		32838393			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying assets for closing of $[Redacted] is less than $[Redacted] Cash required from Borrowers. $[Redacted] Earnest Money Deposit is not source verified. Proof of deposit and or receipt of $[Redacted] in net proceeds from [Redacted] sale of departure residence prior to [Redacted] application is not documented.				Reviewer Comment (2025-02-14): additional asset documentation received Buyer Comment (2025-02-14): EMD and Sale of Home Deposit Provided	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802258		3158545378		32838396			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the asset issues, resulting in a loan designation discrepancy.				Reviewer Comment (2025-02-14): additional asset documentation received	02/14/2025			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802258		3158545378		32838397			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to asset documentation requirements not met. Earnest Money Deposit is not source verified and proof of deposit and or receipt of net proceeds from sale of departure residence is not documented.				Reviewer Comment (2025-02-14): additional asset documentation received	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802258		3158545378		32838430			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to asset documentation requirements not met. Earnest Money Deposit is not source verified and proof of deposit and or receipt of net proceeds from sale of departure residence is not documented.				Reviewer Comment (2025-02-14): additional asset documentation received	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802259		3158545379		32840261			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or .[Redacted]%).	Missing price for undiscounted rate, thus, unable to determine whether there are bona fide discount points that may be excluded.				Reviewer Comment (2025-02-20): undiscounted rate and rate price received, and retested, loan now meets QM points and fees Buyer Comment (2025-02-20): Please see attached undiscount rate screens and reg test	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802259		3158545379		32840263			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to failure of QM Points & Fees testing, resulting in a loan designation discrepancy.				Reviewer Comment (2025-02-20): undiscounted rate and rate price received, and retested, loan now meets QM points and fees	02/20/2025			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802259		3158545379		32840285			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points were disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and no evidence of tolerance cure is provided.				Reviewer Comment (2025-02-21): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-02-20): Do not concur. Expiration change and loan points CIC occurred on [Redacted]. CDv3 disclosed timely [Redacted]	02/21/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802260		3158545380		32832884			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Point fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted] with no cure provided to the borrower.				Reviewer Comment (2025-02-17): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-02-14): Do not Concur. Valid CICs for property type change and loan points occurred on [Redacted] and LEv4 disclosed timely next day.	02/17/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802263		3158545384		32852754			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-14): Sufficient Cure Provided At Closing		02/14/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802265		3158545387		32829358			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to QM Points & Fees exceeding threshold, resulting in a loan designation discrepancy.				Reviewer Comment (2025-02-14): undiscounted rate and rate price received Buyer Comment (2025-02-14): Please see attached Reg Test and screen shot	02/14/2025			1	B	A	C	A	B	A	C	A	B	A		OR	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802265		3158545387		32829359			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or .[Redacted]%).	QM Points and Fees ($[Redacted]) exceeds threshold ($[Redacted]) by $[Redacted]. Missing price for undiscounted rate, thus, unable to determine whether there are bona fide discount points that may be excluded.				Reviewer Comment (2025-02-14): undiscounted rate and rate price received Buyer Comment (2025-02-14): Please see attached undiscounted rate screen	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802265	3158545387	32829360	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.	Reviewer Comment (2025-02-19): [Redacted] received a valid COC.

Buyer Comment (2025-02-18): Do not Concur., Loan did not lock unitl [Redacted]. Meaning loan discount points can float and change. Also $[Redacted] were not charged at closing. Customer was not over charged and no cure due back.

Reviewer Comment (2025-02-17): [Redacted] received COC dated [Redacted] whereas the fee increased on CD dated [Redacted] for $[Redacted]. Therefore, we would require a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2025-02-14): Do not Concur. Initial occurred on [Redacted]. Initial CD disclosed timely same day
																		02/19/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802265		3158545387		32838461			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of actual receipt date of initial Closing Disclosure, issued on [Redacted], is not provided. Default receipt date is [Redacted], which is less than 3 business days prior to the closing date ([Redacted]).				Reviewer Comment (2025-02-14): proof of initial CD delivery and receipt has been recieved Buyer Comment (2025-02-14): Do not Concur. Initial CD sent via [Redacted] on [Redacted]	02/14/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802269		3158545393		32840691			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee Total disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-02-23): [Redacted] received valid COC dated [Redacted]. Buyer Comment (2025-02-20): Please see attached comments for vesting dated [Redacted] Reviewer Comment (2025-02-20): [Redacted] received COC dated [Redacted], however we require additional supporting document to verify when lender became aware of the change. Please provide the same to re-evaluate the exception. Buyer Comment (2025-02-19): Do not Concur. Valid CIC for vesting change occured on [Redacted] and recording fees increased timely on CDv3 same day	02/23/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802269		3158545393		32840746			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. , resulting in a loan designation discrepancy.				Reviewer Comment (2025-02-19): undiscounted rate and price received, retested and meets QM points and fees requirements Buyer Comment (2025-02-19): Please see attached undiscounted rate screen	02/19/2025			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802269		3158545393		32840747			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or .[Redacted]%).	The loan file is missing the undiscounted rate and undiscounted rate price (in points) to further test the loan for bona fide points and fees.				Reviewer Comment (2025-02-19): undiscounted rate and price received, retested and meets QM points and fees requirements Buyer Comment (2025-02-19): Please see attached undiscounted rate screen	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802269		3158545393		32840748			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-02-20): [Redacted] received valid COC documents. Buyer Comment (2025-02-19): Do not Concur. Valid CICs for initial loan lock, interest rate, and loan points occurred on [Redacted]. LEv8 disclosed timely same day.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802269		3158545393		32840750			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax fee disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-02-20): [Redacted] received valid COC documents. Buyer Comment (2025-02-19): Do not Concur. Valid CIC for loan amount change occurred on [Redacted]. LEv7 disclosed timely same day with increased transfer tax.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802270		3158545394		32840339			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-02-19): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-19): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802274		3158545398		32839960			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-13): Sufficient Cure Provided At Closing		02/13/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802274		3158545398		32839971			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Subject property Hazard Insurance documentation was not provided in the file.				Reviewer Comment (2025-02-18): HOI coverage received Buyer Comment (2025-02-18): Dec page attached Buyer Comment (2025-02-18): Insurance dec page	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802275		3158545399		32826744			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to we are in need of the undiscounted interest rate and the undiscounted rate price in points so that we can determine what points are bona fide and retest.				Reviewer Comment (2025-02-19): undiscounted interest rate and price has been received and retested to meet QM points and fees threshold Buyer Comment (2025-02-19): Please see attached screen shots and reg test	02/19/2025			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802275		3158545399		32826745			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or .[Redacted]%).	We are in need of the undiscounted interest rate and the undiscounted rate price in points so that we can determine what points are bona fide and retest.				Reviewer Comment (2025-02-19): undiscounted interest rate and price has been received and retested to meet QM points and fees threshold Buyer Comment (2025-02-19): Please see attached screen shots and reg test	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802275		3158545399		32826746			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Point fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted] with no cure provided to the borrower and no valid COC in file for this fee change.				Reviewer Comment (2025-02-20): [Redacted] received rebuttal comment with supporting system snip for a valid Changed circumstance. Buyer Comment (2025-02-19): Do not Concur. Initial loan lock occurred on [Redacted]. CDv2 disclosed timely same day of loan points $[Redacted]. Points decreased at closing	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802275		3158545399		32826747			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The appraisal reinspection fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted] with no cure or Valid COC provided to the borrower.				Reviewer Comment (2025-02-20): [Redacted] received rebuttal comment with supporting system snip for a valid Changed circumstance. Buyer Comment (2025-02-19): Do not Concur. Appraisal repairs were required. Valid CIC [Redacted] and LEV3 disclosed timely same day. Also attached detailed comments regarding repairs required.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802277		3158545401		32826572			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-02-19): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-18): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802297		3158545429		32861268			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee amount increased on Revised LE issued [Redacted] with no valid Change of Circumstances evident. No cure was provided to the Borrower.				Reviewer Comment (2025-02-20): [Redacted] received VCC. Buyer Comment (2025-02-19): Do not Concur. Initial loan lock occrurred on [Redacted] and LEv2 disclosed timely same day	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802300		3158545432		32840856			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-02-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-18): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802304		3158545437		32855466			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2025-02-18): Econsent form received Buyer Comment (2025-02-18): E Consent Provided	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802304		3158545437		32855536			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Title - Settlement Fee, Title - Recording Fee and Recording Fee increased on Final CD issued [Redacted] with no valid Change of Circumstances evident. A cure of $[Redacted] was provided to the borrower on the final CD, however this cure is insufficient to cure all fee increases.				Reviewer Comment (2025-02-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Reviewer Comment (2025-02-19): [Redacted] received cure of $[Redacted] on Final CD. However, the total cure required is $ [Redacted]. Kindly provide additional cure for the fee increased. Cure document consist of Post CD,LOX,Copy of refund check and proof of mailing. Buyer Comment (2025-02-18): Do not Concur. Section E tolerance violation already cured at closing	02/21/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802304	3158545437	32855537	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee amount disclosed on Revised CD issued [Redacted] with no valid Change of Circumstances evident. A cure of $[Redacted] was provided to the borrower on the final CD, however this cure is insufficient to cure all fee increases.	Reviewer Comment (2025-02-21): [Redacted] Received COC showing rate lock. Also, Discount points increased on unlock LE is acceptable.

Buyer Comment (2025-02-20): Do not Concur. Points can change through out the process before the initial loan lock. CIC not required for the increase on LE dated [Redacted] because the customer was not charged these points and points decreased at closing . Loan locked with lower points. No TRID violation and no cure due back.

Reviewer Comment (2025-02-19): [Redacted] received COC dated [Redacted] however the fee increased on LE dated [Redacted] for $[Redacted] Kindly provide a valid COC or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2025-02-18): Do not Concur. Initial loan lock occurred on [Redacted] and final LE disclosed same day increased loan points $[Redacted]. Then loan points decreased at closing.
																		02/21/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802304		3158545437		32907147			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-21): Sufficient Cure Provided At Closing		02/21/2025		1		A		A		A		A		A		WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802314		3158545453		32833280			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee Total disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all the tolerance issue(s).				Reviewer Comment (2025-02-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-02-18): Do not Concur. Recording fee tolerance violation already cured at closing	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802314		3158545453		32833281			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points disclosed on Initial Loan Estimate dated [Redacted] in the amount of $[Redacted] but disclosed as $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee; however, a cure was provided in the amount of $[Redacted] but it was insufficient to cover all the tolerance issue(s).				Reviewer Comment (2025-02-18): [Redacted] received a valid COC. Buyer Comment (2025-02-18): Do not Concur. Valid CiCs of initial loan lock, LnRate, and Loan points occurred on [Redacted]. LEv2 disclosed timely on [Redacted]	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802314		3158545453		32884974			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-18): Sufficient Cure Provided At Closing		02/18/2025		1		A		A		A		A		A		WI	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802315		3158545454		32844909			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee amount disclosed on Initial CD issued [Redacted] with no valid Change of Circumstances evident. No cure was provided to the Borrower.				Reviewer Comment (2025-02-19): [Redacted] received a valid COC. Buyer Comment (2025-02-18): Do not Concur. Initial loan lock occurred on [Redacted] which increased loan points to $[Redacted]. Points decreased at closing. No violation	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802315		3158545454		32844910			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee added on Revised CD issued [Redacted] with no valid Change of Circumstances evident. No cure was provided to the Borrower.				Reviewer Comment (2025-02-19): [Redacted] received a valid COC. Buyer Comment (2025-02-18): Do not Concur. Appraisal is subject to [Redacted]% completion. Final Inspection required. Valid CIC on [Redacted] and CDv2 disclosed timely same day	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802316		3158545456		32842474			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [Redacted], missing evidence of receipt and the presumed receipt date would have been after closing.				Reviewer Comment (2025-02-18): appraisal delivery received Buyer Comment (2025-02-18): Do not Concur. Appraisal sent via [Redacted] on [Redacted]	02/18/2025			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802316		3158545456		32842500			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee increased on Final CD issued [Redacted] with no valid Change of Circumstances evident. No cure was provided to the Borrower.				Reviewer Comment (2025-02-20): [Redacted] received COC dated [Redacted] for adding POA on transaction. Buyer Comment (2025-02-18): Do not Concur. Valid CIC of POA added on [Redacted]. CDv2 disclosed timely [Redacted]. No cure due back.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802318		3158545460		32845680			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2025-02-19): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-02-18): Do not Concur. Please see valid CIC on [Redacted] and comments for complexity. LEv5 disclosed timely same day,	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802323		3158545467		32840504			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee amount increased on Initial CD issued [Redacted] with no valid Change of Circumstances evident. No cure was provided to the Borrower.				Reviewer Comment (2025-02-19): [Redacted] received COC dated [Redacted] for loan amount change. Buyer Comment (2025-02-18): Do not Concur. Valid CICs for loan amount and loan points occurred on [Redacted]. LEv2 disclosed timely on [Redacted].	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802325		3158545473		32840574			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-13): Sufficient Cure Provided At Closing		02/13/2025		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802327		3158545475		32831219			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	The appraisal was completed subject to inspection of an attic sewer pipe has been repaired.				Reviewer Comment (2025-02-18): roof repair and invoice received Buyer Comment (2025-02-18): Roof repair attached Buyer Comment (2025-02-18): Roof repair	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Second Home	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802327		3158545475		32831246			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-12): Sufficient Cure Provided At Closing		02/12/2025		1	A	A	A	A	A	A	A	A	A	A		WI	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802331		3158545479		32834201			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-02-19): [Redacted] received system snip with additional information for a valid Changed circumstance. Buyer Comment (2025-02-18): Do not Concur. Initial loan lock occurred on [Redacted]. Valid CIC and LEv2 disclosed timely same day. Premium pricing changed to positive points.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802331		3158545479		32834204			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Loan Discount Point fee was not previously disclosed to the borrower on the Loan estimate but it increased on the closing disclosure as $[Redacted] with no valid Change of Circumstance found in file and no cure provided to the borrower.				Reviewer Comment (2025-02-19): [Redacted] received system snip with additional information for a valid Changed circumstance. Buyer Comment (2025-02-18): Do not Concur. Valid CICs for loan interest rate and Loan points occurred on [Redacted]. CDv2 disclosed timely same day	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802333		3158545482		32847131			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	No documentation in file to evidence receipt of the initial Closing Disclosure dated [Redacted] by the borrower and the presumed receipt date would not have been at least three (3) business days prior to closing.				Reviewer Comment (2025-02-18): proof of disclosure delivery received Buyer Comment (2025-02-18): Do not Concur. Initial CD sent vial [Redacted] on [Redacted]	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802333		3158545482		32847132			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	No documentation in file to evidence receipt of the [Redacted] revised Loan Estimate and the presumed receipt date would not have been at least four (4) business days prior to closing.				Reviewer Comment (2025-02-18): proof of disclosure delivery received Buyer Comment (2025-02-18): Do not Concur. Revised LE sent via [Redacted] on [Redacted]	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802333		3158545482		32847133			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-14): Sufficient Cure Provided At Closing		02/14/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802334		3158545483		32841936			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-13): Sufficient Cure Provided At Closing		02/13/2025		1	A	A	A	A	A	A	A	A	A	A		KY	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802336		3158545485		32861691			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee amount increased on Revised LE issued [Redacted] with no valid Change of Circumstances evident. No cure was provided to the Borrower.				Reviewer Comment (2025-02-19): [Redacted] received rate lock COC dated [Redacted]. Buyer Comment (2025-02-18): Do not Concur. Initial loan lock occurred on [Redacted]. Valid CIC and LEv2 disclosed timely same day.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802339		3158545489		32847399			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-02-18): Evidence of when LE should be produced has been received Buyer Comment (2025-02-18): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802339		3158545489		32861626			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-17): Sufficient Cure Provided At Closing		02/17/2025		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802340		3158545490		32847581			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted].				Reviewer Comment (2025-02-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-18): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802341		3158545491		32848272			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-02-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-02-18): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	02/18/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802343		3158545493		32826769			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.					Reviewer Comment (2025-02-12): appraisal report provided to borrower Buyer Comment (2025-02-12): The initial appraisal report has an effective date of [Redacted] and signature date of [Redacted]. The report with revision as of [Redacted] for adding second parcel ID number to page 1 reflects effective date of [Redacted] and signature date of [Redacted].	02/12/2025			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No